Short-Term and Long-Term Borrowings (Details) - Schedule of Short-Term Borrowings	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Hua Xia Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 72,806	¥ 500,000
Issuance Date	May 24, 2022
Expiration Date	May 11, 2023
Interest	4.65%	4.65%
Hua Xia Bank 1 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 72,806	¥ 500,000
Agricultural Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,453,200	¥ 9,980,000
Issuance Date	Apr. 28, 2022
Expiration Date	Apr. 25, 2025
Interest	4.35%	4.35%
Agricultural Bank 2 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,454,657	¥ 9,990,000
Issuance Date	Dec. 09, 2022
Expiration Date	Dec. 08, 2025
Interest	3.95%	3.95%
Agricultural Bank 3 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,454,657	¥ 9,990,000
Issuance Date	Dec. 15, 2022
Expiration Date	Dec. 13, 2025
Interest	3.95%	3.95%
Agricultural Bank 4 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 4,362,514	¥ 29,960,000
Agricultural Bank 5 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 984,044	¥ 7,000,000
Issuance Date	Nov. 12, 2021
Expiration Date	Nov. 11, 2022
Interest	4.35%	4.35%
Agricultural Bank 6 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,404,372	¥ 9,990,000
Issuance Date	Nov. 23, 2021
Expiration Date	Nov. 22, 2022
Interest	4.35%	4.35%
Agricultural Bank 7 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,335,489	¥ 9,500,000
Issuance Date	Dec. 01, 2021
Expiration Date	Nov. 25, 2022
Interest	4.35%	4.35%
Agricultural Bank 8 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 801,293	¥ 5,700,000
Issuance Date	Dec. 23, 2021
Expiration Date	Dec. 22, 2022
Interest	4.30%	4.30%
Agricultural Bank 9 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,404,372	¥ 9,990,000
Issuance Date	Dec. 29, 2021
Expiration Date	Dec. 10, 2022
Interest	4.35%	4.35%
Agricultural Bank of China 10 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 702,889	¥ 5,000,000
Issuance Date	Jan. 06, 2022
Expiration Date	Jan. 04, 2023
Interest	4.35%	4.35%
Agricultural Bank of China 11 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,180,853	¥ 8,400,000
Issuance Date	Mar. 07, 2022
Expiration Date	Mar. 02, 2023
Interest	4.35%	4.35%
Agricultural Bank of China 12 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,404,372	¥ 9,990,000
Issuance Date	Aug. 05, 2022
Expiration Date	Aug. 03, 2023
Interest	4.30%	4.30%
Hua Xia Bank 2 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 70,289	¥ 500,000
Issuance Date	Jan. 28, 2022
Expiration Date	Jan. 15, 2023
Interest	4.65%	4.65%
Hua Xia Bank 3 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,265,200	¥ 9,000,000
Issuance Date	Apr. 26, 2022
Expiration Date	Apr. 15, 2023
Interest	4.65%	4.65%
Hua Xia Bank 4 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,335,489	¥ 9,500,000
Issuance Date	May 24, 2022
Expiration Date	May 11, 2023
Interest	4.65%	4.65%
Hua Xia Bank 5 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 11,888,662	¥ 84,570,000
Agricultural Bank of China 13 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,391,720	¥ 9,900,000
Issuance Date	Mar. 17, 2022
Expiration Date	Mar. 16, 2025
Interest	4.35%	4.35%
Agricultural Bank of China 14 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,398,749	¥ 9,950,000
Issuance Date	Mar. 18, 2022
Expiration Date	Mar. 05, 2025
Interest	4.35%	4.35%
Agricultural Bank of China 15 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,384,691	¥ 9,850,000
Issuance Date	Mar. 18, 2022
Expiration Date	Feb. 25, 2025
Interest	4.35%	4.35%
Agricultural Bank of China 16 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,391,720	¥ 9,900,000
Issuance Date	Mar. 18, 2022
Expiration Date	Feb. 15, 2025
Interest	4.35%	4.35%
Agricultural Bank of China 17 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 927,813	¥ 6,600,000
Issuance Date	Mar. 31, 2022
Expiration Date	Mar. 25, 2025
Interest	4.35%	4.35%
Agricultural Bank of China 18 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,402,966	¥ 9,980,000
Issuance Date	Apr. 19, 2022
Expiration Date	Apr. 17, 2025
Interest	4.35%	4.35%
Agricultural Bank of China 19 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 1,402,966	¥ 9,980,000
Issuance Date	Apr. 28, 2022
Expiration Date	Apr. 25, 2025
Interest	4.35%	4.35%
Agricultural Bank of China 20 [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing amount	$ 9,300,625	¥ 66,160,000